STOCKHOLDERS' EQUITY (Details Textual) - $ / shares	1 Months Ended
	Sep. 27, 2018	Sep. 26, 2017
Stockholders Equity Note [Line Items]
Dividends Payable, Amount Per Share	$ 0.18	$ 0.12
Dividends Payable, Date Declared	Sep. 27, 2018	Sep. 26, 2017
Dividends Payable, Date of Record	Oct. 22, 2018	Oct. 16, 2017
Dividends Payable, Date to be Paid	Nov. 12, 2018	Nov. 06, 2017